Condensed Consolidated Statements of Operations - USD ($) shares in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
REVENUES
Revenues	$ 9,000	$ 12,000	$ 19,000	$ 17,000	$ 34,000	$ 144,000
Cost of sales	5,000	6,000	6,000	7,000	(13,000)	(19,000)
Gross profit	4,000	6,000	13,000	10,000	21,000	125,000
OPERATING EXPENSES
Research and development	160,000	259,000	334,000	655,000	1,025,000	1,456,000
General and administrative	1,730,000	1,338,000	3,723,000	2,998,000	5,971,000	6,708,000
Total operating expenses	1,890,000	1,597,000	4,057,000	3,653,000	6,996,000	8,164,000
Gain on deconsolidation of LifeMap Sciences (Note 3)						106,000
Loss from operations	(1,886,000)	(1,591,000)	(4,044,000)	(3,643,000)	(6,975,000)	(7,933,000)
OTHER EXPENSE, NET:
Interest expense, net	(792,000)	(863,000)	(1,892,000)	(1,434,000)	(3,335,000)	(1,097,000)
Change in fair value of warrants	(5,000)	(168,000)	(35,000)	(255,000)	(225,000)
Other income, net	4,000	4,000	7,000	7,000	13,000	448,000
Total other expense, net	(793,000)	(1,027,000)	(1,920,000)	(1,682,000)	(3,547,000)	(649,000)
NET LOSS FROM CONTINUING OPERATIONS					(10,522,000)	(8,582,000)
NET LOSS FROM DISCONTINUED OPERATIONS (Note 3)						(103,000)
NET LOSS	(2,679,000)	(2,618,000)	(5,964,000)	(5,325,000)	(10,522,000)	(8,685,000)
Net loss attributable to noncontrolling interest from continuing operations					60,000	3,000
Net loss attributable to noncontrolling interest from discontinued operations						7,000
Net loss attributable to noncontrolling interest	10,000		18,000	1,000
NET LOSS ATTRIBUTABLE TO AGEX	$ (2,669,000)	$ (2,618,000)	$ (5,946,000)	$ (5,324,000)	$ (10,462,000)	$ (8,675,000)
NET LOSS PER COMMON SHARE: BASIC AND DILUTED
Continuing operations					$ (0.28)	$ (0.23)
Discontinued operations
Net loss per share, basic	$ (0.07)	$ (0.07)	$ (0.16)	$ (0.14)	(0.28)	(0.23)
Net loss per share, diluted	$ (0.07)	$ (0.07)	$ (0.16)	$ (0.14)	$ (0.28)	$ (0.23)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING: BASIC AND DILUTED
Weighted average number of common shares outstanding, basic	37,951	37,943	37,950	37,943	37,945	37,886
Weighted average number of common shares outstanding, diiluted	37,951	37,943	37,950	37,943	37,945	37,886
AMOUNTS ATTRIBUTABLE TO AGEX:
Loss from continuing operations			$ (5,946,000)	$ (5,324,000)	$ (10,462,000)	$ (8,579,000)
Loss from discontinued operations						(96,000)	[1]
Grant Revenues [Member]
REVENUES
Revenues						104,000
Other Revenues [Member]
REVENUES
Revenues					$ 34,000	$ 40,000

[1]	Does not include $106,000 gain on the deconsolidation of LifeMap Sciences recognized by AgeX. When dispositions occur in the normal course of business, gains or losses on the sale of such businesses or assets are recognized in the income statement. The gain on the sale of LifeMap Sciences is presented in the line item Gain on deconsolidation of LifeMap Sciences. There were no gains or losses resulting from the sale of businesses or assets that did not meet the criteria for a discontinued operation during the year ended December 31, 2021.